CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Partnership's investment and relevant financial information
Partnership's Fair Value	$ 49,264,514	$ 99,262,759
Partnership's Cost	55,413,490	108,415,115
Alamo Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	8,199,499	17,559,155
Partnership's Cost	9,469,624	20,116,405
Partnership's investment % of Non-Consolidated LLC	77.02%	76.18%
Management Fee (as a percent)	2.00%	2.00%
Profit Share (as a percent)	20.00%	20.00%
Breakout Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	9,010,495	18,966,146
Partnership's Cost	9,579,951	23,560,266
Partnership's investment % of Non-Consolidated LLC	70.62%	48.24%
Management Fee (as a percent)	1.00%	1.00%
Profit Share (as a percent)	15.00%	15.00%
Cambridge Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	7,773,556	24,462,897
Partnership's Cost	11,256,744	21,260,160
Partnership's investment % of Non-Consolidated LLC	60.99%	59.84%
Management Fee (as a percent)	1.35%	2.00%
Profit Share (as a percent)	10.00%	20.00%
Quaker Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	14,195,907
Partnership's Cost	13,349,897
Partnership's investment % of Non-Consolidated LLC	64.37%
Management Fee (as a percent)	1.00%
Profit Share (as a percent)	20.00%
Minimum net investment contribution for lower 17.5% profit share percentage	50,000,000
Profit share percentage if net investment contribution is more than $50 million	17.50%
Nets Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value		17,110,071
Partnership's Cost		22,837,847
Partnership's investment % of Non-Consolidated LLC		57.54%
Management Fee (as a percent)		2.00%
Profit Share (as a percent)		17.00%
Quantum Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	10,085,057	21,164,490
Partnership's Cost	$ 11,757,274	$ 20,640,437
Partnership's investment % of Non-Consolidated LLC	45.15%	47.64%
Management Fee (as a percent)	0.00%	0.00%
Profit Share (as a percent)	30.00%	30.00%